Income tax expense - Net deferred tax (assets)/liability (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Deferred tax assets and liabilities [abstract]
Deferred tax assets	₨ (52,830)	$ (764)	₨ (58,635)	[1]
Deferred tax liabilities	44,154	638	43,703	[1]
Net deferred tax (asset)/ liability	₨ (8,676)	$ (126)	₨ (14,932)		₨ (53,567)	₨ (52,269)

[1]	Restated - Refer Note 2(b)